Investments - Long-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2023 CNY (¥) Directors shares	Dec. 31, 2023 USD ($) Directors shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) shares
Schedule of Investments [Line Items]
Impairment charges recognized on equity investments measured at fair value using the measurement alternative		¥ 753	$ 106	¥ 2,456		¥ 4,259
Impairment recognized for equity method investments		62	9	569		57
Carrying amount of equity method investments		20,800		25,900			$ 2,900
Share of losses from equity method investments after modification | ¥		3,000
Share of losses from equity method investments		(3,799)	(535)	(1,910)		(932)
Payment to acquire equity investments without readily determinable fair value		¥ 1,487	$ 209	¥ 3,628		¥ 3,395
Trip.com International, Ltd
Schedule of Investments [Line Items]
Percentage Of equity interest held by company		9.00%		12.00%			9.00%
Fair value of equity investment		¥ 15,100					$ 2,100
Gains on equity method investments | ¥		¥ 1,400
Equity method investment, disposal of ADS | shares		10,000,000	10,000,000
Number of directors | Directors		8	8
Trip.com International, Ltd | Active directors
Schedule of Investments [Line Items]
Number of directors | Directors		1	1
Jidu Auto Inc [Member]
Schedule of Investments [Line Items]
Payment to acquire equity method investments					$ 371
Payment to acquire equity investments without readily determinable fair value			$ 193
Jidu Auto Inc [Member] | Series C Warrant [Member]
Schedule of Investments [Line Items]
Payments for purchase of warrants | ¥		¥ 650
Jidu Auto Inc [Member] | Series C Preferred Stock [Member]
Schedule of Investments [Line Items]
Class of warrant or right | shares		14,443,320					14,443,320
Jidu Auto Inc [Member] | Common Stock [Member]
Schedule of Investments [Line Items]
Payment to acquire equity method investments					171
Jidu Auto Inc [Member] | In Substance Common Stock [Member]
Schedule of Investments [Line Items]
Payment to acquire equity method investments					$ 200
Jidu Auto Inc [Member] | Equity Investment
Schedule of Investments [Line Items]
Percentage Of equity interest held by company		51.14%					51.14%
Du Xiaoman Financial
Schedule of Investments [Line Items]
Equity interest percentage	41.00%